Average Annual Total Returns - ClassA ClassR ClassY - Victory RS Partners Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(5.31%)	9.05%	7.57%	(5.65%)	5.86%	4.73%	(2.90%)	6.49%	5.39%	0.06%	9.95%	7.80%	0.77%	10.71%	8.56%	4.63%	9.65%	8.66%